U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                   FORM 24F-2
                         Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

Please print or type.

1.  Name and address of issuer: Van Kampen American Capital Emerging Markets
                                 Income Trust, Series 2
                                 One Parkview Plaza
                                 Oakbrook Terrace, IL 60181


2.  Name of each series or class of funds for which this notice is filed:

    Van Kampen American Capital Emerging Markets Income Trust, Series 2

3.  Investment Company Act File Number:   811-2754
    Securities Act File Number: 33-61271

4.  Last day of fiscal year for which this notice is filed:  December 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's
    24f-2 declaration:     [    ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Insruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the
    beginning of the fiscal year:   0

8.  Number and aggregate sale price of securities sold during the fiscal year:
    0

9.  Number and aggregate sale price of securities sold during the fiscal year:

    32,813     $20,543,891


10. Number and aggregate sale price of securities issued during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     32,813     $20,543,891

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7): 0




12.        Calculation of registration fee;
(i)      Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):   $   $20,543,891
         Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if
(ii)     applicable):                                                                                               +             0
(iii)    Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):                  -       224,987
          Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees
(iv)     pursuant to rule 24e-2 (if applicable):                                                                    +             0
          Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line
(v)      (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):                                          20,318,904
         Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation
(vi)     (see Instruction C.6):                                                                                     x        1/2900
(vii)    Fee due [line (i) or line (v) multiplied by line (vi)]:                                                              7,007



   Instruction: Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal
and Other Procedures (17 CFR 202.3a).                          [ x ]



Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                            SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*

                           Sandra A. Waterworth - Vice President


Date:

        *Please print the name and title of the signing officer below the signature.

                           Chapman and Cutler
                         111 West Monroe Street
                        Chicago, Illinois  60603


                            February 13, 1996



Van Kampen American Capital Distributors, Inc.
One Parkview Plaza
Oakbrook Terrace, Illinois  60181


     Re: Van Kampen Merritt Emerging Markets Income Trust, Series 2

Gentlemen:

     We   have   served  as  counsel  for  Van  Kampen  American  Capital
Distributors, Inc. ("Van Kampen"), as Sponsor and Depositor of the Van Kampen Merritt Emerging Markets Income Trust in connection
with   the preparation,  execution and delivery of a Trust Indenture  and
Agreement for the above-captioned series of which Van Kampen is Depositor and Bank of New York is Trustee, pursuant to which the Depositor has delivered to and deposited Bonds listed in Schedule A to the Trust Indenture and Agreement with the Trustee and pursuant to which the Trustee has issued to or on the order of the Depositor a certificate or certificates representing an aggregate number of Units of fractional undivided interest in and ownership of the Trust created under said Trust Indenture and Agreement.

     In connection therewith, we have examined such pertinent records and documents and matters of law as we have deemed necessary in order to enable us to express the opinions hereinafter set forth.

     Based   upon  the  foregoing,  we  are  of  the  opinion  that   the
certificates evidencing the Units in the Trust constitute valid and binding obligations of the Trust in accordance with the terms thereof.

                                    Very truly yours,



                                    CHAPMAN AND CUTLER
MJK/cjw